Reconciliation of Intangible Asset Balance (Details) - EUR (€)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets other than goodwill	€ 2,184,618	€ 2,489,448	€ 2,794,279
Share premium	9,395,382	9,395,382	2,925,719
Accumulated amortization	(863,686)	(558,856)	(254,025)
Previously Reported [Member]
Intangible assets other than goodwill	65,000,000	65,000,000	65,000,000
Share premium	71,347,078	71,347,078	64,877,415
Revision of Prior Period, Adjustment [Member]
Intangible assets other than goodwill	(62,815,382)	(62,510,552)	(62,205,721)
Share premium	€ (61,951,696)	€ (61,951,696)	€ (61,951,696)